Warrants (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended		21 Months Ended
	Oct. 24, 2025	May 21, 2024	Sep. 30, 2025	Apr. 30, 2025	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 29, 2025	Sep. 29, 2024	Jul. 30, 2024	Dec. 21, 2023	Dec. 20, 2023
Pre-funded warrant			25,085,732					25,085,732	25,085,732	18,675,799	25,085,732
Issuance of warrants			20,196					20,196	20,196		20,196
Exercise price per share				$ 8.202						$ 8.202			$ 13.90
Noncash expense for warrants issued						$ 514,000
Non-cash gains			$ 150,000			323,000	$ 2,658,000		$ (804,000)	$ (1,415,000)
Related liabilities			6,859,000			$ 270,000		$ 6,859,000	6,859,000	2,139,000	$ 6,859,000
Payment of placement agents fees									3,645,000	3,585,000
Gross proceeds from warrant			4,500						4,520,000	4,000
Warrant term				Apr. 04, 2030
Financing costs											$ 443,000
Payments for Other Fees		$ 8,000,000
Financing costs expense									7,266,000	2,894,000
Cash placement fee			$ 315
Non cash loss									$ 6,458,000	1,023,000
Non-cash gains										400,000
Share price per share																$ 0.10
Legacy Mobix's [Member]
Liability fair value of warrants										732,000
Warrant [Member]
Pre-funded warrant			2,508,568			2,608,568		2,508,568	2,508,568		2,508,568
Investor [Member]
Gross proceeds from warrant										$ 3,000
PIPE Subscription Agreement [Member]
Issuance of warrants			1,500,000					1,500,000	1,500,000		1,500,000
Exercise price per share			$ 57.90					$ 57.90	$ 57.90		$ 57.90	$ 115.00
Gross proceeds from warrant									$ 15,000
Trigger price			$ 90.60					$ 90.60	$ 90.60		$ 90.60	$ 180.00
Dividends									$ 661,000
April 2025 Offering [Member]
Exercise price per share				$ 8.20
Common Warrants exercise price				$ 3,645,000
Payment of placement agents fees				$ 355,000
Prefunded Warrant [Member]
Issuance of warrants					287,769
Exercise price per share				$ 0.0001	$ 0.10
Gross proceeds from warrant									$ 0
PIPE Common Warrant [Member]
Issuance of warrants					575,538
Series A Warrant [Member]
Issuance of warrants					287,769
Series B Warrant [Member]
Issuance of warrants					287,769
Placement Agent Warrants [Member]
Issuance of warrants			20,143					20,143	20,143		20,143
Exercise price per share			$ 17.375					$ 17.375	$ 17.375		$ 17.375
Percentage of placement agent warrants									8.00%
Percentage of purchase a number of shares of common stock									7.00%
Public Warrants [Member]
Issuance of warrants			6,000,000					6,000,000	6,000,000		6,000,000				6,000,000
Private Warrant [Member]
Issuance of warrants			3,000,000					3,000,000	3,000,000		3,000,000
PIPE Warrants [Member] | PIPE Subscription Agreement [Member]
Exercise price per share			$ 0.10					$ 0.10	$ 0.10		$ 0.10
Legacy Mobix Warrants [Member]
Issuance of warrants			37,303					37,303	37,303	2,741	37,303
Share price per share										$ 0.10
Common Class A [Member]
Pre-funded warrant														575,538
Issuance of warrants				68,276
Exercise price per share			$ 180.00					$ 180.00	$ 180.00		$ 180.00
Common stock shares issued			5,883,842	385,000		6,665,325		5,883,842	5,883,842	3,282,423	5,883,842
Payment of placement agents fees										$ 192,000
Warrant purchased			548,646					548,646	548,646		548,646
Share price per share															$ 10.00
Common Class A [Member] | Legacy Mobix's [Member]
Exercise price per share										$ 0.10
Common Class A [Member] | Warrant [Member]
Exercise price per share			$ 10.80					$ 10.80	$ 10.80		$ 10.80
Warrant purchased			38,405					38,405	38,405		38,405
Common Class A [Member] | Inducement Warrants [Member]
Exercise price per share			$ 10.80					$ 10.80	$ 10.80		$ 10.80
Warrant purchased			822,970					822,970	822,970		822,970
Non cash loss								$ 6,458
Common Class A [Member] | April 2025 Offering [Member]
Issuance of warrants				487,686
Common Class A [Member] | PIPE Common Warrant [Member] | Securities Purchase Agreement [Member]
Payment of placement agents fees					$ 4,000,000
Common Class A [Member] | Public Warrants [Member]
Exercise price per share			$ 0.01					$ 0.01	$ 0.01		$ 0.01
Common Class A [Member] | Warrant [Member]
Issuance of warrants										13,000
Exercise price per share										$ 0.10
Warrants issued										10,300
Common Stock Warrants [Member]
Issuance of warrants				102,686
Series B Warrants [Member]
Exercise price per share			$ 8.202		$ 13.90			$ 8.202	$ 8.202		$ 8.202
Underlying shares			148,495					148,495	148,495		148,495
Series A Warrants [Member]
Exercise price per share			$ 8.202					$ 8.202	$ 8.202		$ 8.202
Underlying shares			148,495					148,495	148,495		148,495
Common Warrants [Member[
Exercise price per share			$ 8.202					$ 8.202	$ 8.202		$ 8.202
Underlying shares			251,656					251,656	251,656		251,656
Liability Classified Warrants [Member]
Pre-funded warrant	1,337,547
Reclassification of warrant liabilities to equity	$ 6,912,000					$ (6,912,000)
Issuance of warrants	100,000
Exercise price per share	$ 10.80
Noncash expense for warrants issued	$ 514,000
Private Placement [Member] | PIPE Common Warrant [Member] | Securities Purchase Agreement [Member]
Payments for Other Fees					$ 415,000
Private Placement [Member] | Common Class A [Member]
Issuance of warrants										40,700